Derivatives and other liabilities (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative liability, long-term portion	$ 358,338	$ 780,960	$ 1,294,740
Long-term portion of convertible debt, net of unamortized discount	264,483	462,815	223,333
Deferred rent	129,499	58,005	0
Deferred tax liability	64,670	50,000	32,000
Interest payable	39,764	33,379	8,982
Conditional grant payable	30,000	30,000	0
Accrued term loan fee	26,333	0
Derivative and other liabilities	$ 913,087	$ 1,415,159	$ 1,559,055